Income taxes	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income Taxes

10.       Income taxes

The provision for income taxes differs from the result that would be obtained by applying the statutory tax rate of 21% (2018 - 21%) to income before income taxes. The difference results from the following items:

	December 31, 2019	December 31, 2018

Computed expected benefit of income taxes	$(1,891,163)	$(865,648)
Stock-based compensation	1,286,201	332,082
Non-deductible interest expense	25,722	25,658
Impact of change in tax rate	—	5,163,267
Expiry of tax credits	18,486	—
True up of prior year balances	37,917	—
Increase (decrease) in valuation allowance	522,837	(4,655,359)

Income tax provision	$—	$—

The components of the net deferred income tax asset, the statutory tax rate and the amount of the valuation allowance are as follows:

	December 31, 2019	December 31, 2018

Net operating loss carried forward	$44,625,741	$42,136,043
Tax rate	21%	21%
Deferred income tax assets	9,371,406	8,848,569
Valuation allowance	(9,371,406)	(8,848,569)

Net deferred income tax asset	$—	$—

The potential benefit of the deferred income tax asset has not been recognized in these financial statements since it cannot be assured that it is more likely than not that such benefit will be utilized in future years. The Company believes that the available objective evidence creates sufficient uncertainty regarding the realizability of the deferred income tax assets such that a full valuation allowance has been recorded.

The operating losses amounting to $44,625,741 for utilization in the United States of America, the jurisdiction where they were incurred, will expire between 2020 and 2039 if they are not used. The following table lists the fiscal year in which the loss was incurred and the expiration date of the operating loss carry-forwards:

Fiscal Year	Amount	Expiry Date
2000	$4,425,866	2020
2001	3,681,189	2021
2002	2,503,951	2022
2003	2,775,900	2023
2004	1,250,783	2024
2005	1,304,283	2025
2006	1,532,322	2026
2007	1,479,818	2027
2008	1,599,919	2028
2009	1,723,146	2029
2010	822,678	2030
2011	1,746,615	2031
2012	1,638,421	2032
2013	2,568,328	2033
2014	2,855,631	2034
2015	2,761,513	2035
2016	2,471,978	2036
2017	2,487,072	2037
2018	2,238,048	2038
2019	2,758,280	2039
Total	$44,625,741

10.       Income taxes

The provision for income taxes differs from the result that would be obtained by applying the statutory tax rate of 21% (2017 - 34%) to income before income taxes. The difference results from the following items:

	December 31, 2018	December 31, 2017

Computed expected benefit of income taxes	$(865,648)	$(966,289)
Stock-based compensation	332,082	68,037
Non-deductible interest expense	25,658	52,648
Impact of change in tax rate	5,163,267	-
Increase (decrease) in valuation allowance	(4,655,359)	845,604

Income tax provision	$-	$-

The components of the net deferred income tax asset, the statutory tax rate and the amount of the valuation allowance are as follows:

	December 31, 2018	December 31, 2017

Net operating loss carried forward	$42,136,043	$39,717,436
Tax rate	21%	34%
Deferred income tax assets	8,848,569	13,503,928
Valuation allowance	(8,848,569)	(13,503,928)

Net deferred income tax asset	$-	$-

The potential benefit of the deferred income tax asset has not been recognized in these financial statements since it cannot be assured that it is more likely than not that such benefit will be utilized in future years. The Company believes that the available objective evidence creates sufficient uncertainty regarding the realizability of the deferred income tax assets such that a full valuation allowance has been recorded.

The operating losses amounting to $42,136,043 for utilization in the United States of America, the jurisdiction where they were incurred, will expire between 2019 and 2038 if they are not used. The following table lists the fiscal year in which the loss was incurred and the expiration date of the operating loss carry-forwards:

Fiscal Year	Amount	Expiry Date
1999	$88,022	2019
2000	4,425,866	2020
2001	3,681,189	2021
2002	2,503,951	2022
2003	2,775,900	2023
2004	1,250,783	2024
2005	1,304,283	2025
2006	1,532,322	2026
2007	1,479,818	2027
2008	1,599,919	2028
2009	1,723,146	2029
2010	822,678	2030
2011	1,746,615	2031
2012	1,638,421	2032
2013	2,568,328	2033
2014	2,855,631	2034
2015	2,761,513	2035
2016	2,471,978	2036
2017	2,487,072	2037
2018	2,418,608	2038
Total	$42,136,043